John Hancock
Global Equity Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 96.3%		$902,382,312
(Cost $689,962,253)
China 1.0%		9,687,467
Alibaba Group Holding, Ltd., ADR (A)	45,277	9,687,467
France 9.5%		89,140,961
Capgemini SE	110,463	20,653,295
Cie Generale des Etablissements Michelin SCA	124,658	19,052,621
Danone SA	126,112	8,989,876
Sanofi	247,203	26,449,129
TOTAL SE	300,081	13,996,040
Germany 1.3%		12,001,225
Deutsche Post AG	176,680	12,001,225
Ireland 2.5%		23,429,980
CRH PLC	449,314	23,429,980
Japan 4.2%		39,052,499
FANUC Corp.	51,704	12,395,542
Mitsubishi Estate Company, Ltd.	508,378	8,340,082
Sumitomo Mitsui Financial Group, Inc.	501,000	18,316,875
Netherlands 10.7%		100,614,985
Akzo Nobel NV	101,239	12,925,658
Heineken NV	77,508	9,278,011
ING Groep NV	1,111,530	15,553,791
Koninklijke Ahold Delhaize NV	646,974	18,834,969
Koninklijke Philips NV	327,710	18,517,747
Stellantis NV	1,300,757	25,504,809
Switzerland 4.1%		38,229,376
Chubb, Ltd.	85,384	14,514,426
Roche Holding AG	67,747	23,714,950
United Kingdom 8.4%		78,482,943
Associated British Foods PLC (A)	532,690	17,497,549
Ferguson PLC	108,442	14,727,460
RELX PLC	707,358	18,424,515
Tesco PLC	4,409,182	13,956,168
Unilever PLC	231,525	13,877,251
United States 54.6%		511,742,876
Alexion Pharmaceuticals, Inc. (A)	133,407	23,553,006
Alphabet, Inc., Class A (A)	18,481	43,556,945
Apple, Inc.	222,397	27,712,890
Arthur J. Gallagher & Company	132,584	19,438,140
AutoZone, Inc. (A)	19,502	27,431,513
Bank of America Corp.	618,806	26,231,186
Comcast Corp., Class A	474,991	27,235,984
Corteva, Inc.	343,685	15,637,668
Electronic Arts, Inc.	81,266	11,615,349
Facebook, Inc., Class A (A)	93,381	30,697,136
Fortune Brands Home & Security, Inc.	128,910	13,298,356
Huntington Bancshares, Inc.	892,913	14,161,600
Johnson & Johnson	138,024	23,360,562
Johnson Controls International PLC	220,965	14,703,011
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Kimberly-Clark Corp.	139,577	$18,232,944
Microsoft Corp.	124,318	31,039,718
Northrop Grumman Corp.	74,016	27,080,234
Oracle Corp.	238,203	18,756,104
Philip Morris International, Inc.	286,977	27,673,192
Stanley Black & Decker, Inc.	75,520	16,372,736
The Home Depot, Inc.	36,616	11,677,209
Verizon Communications, Inc.	165,868	9,369,883
Waste Management, Inc.	132,699	18,668,095

Wells Fargo & Company	304,782	14,239,415
Preferred securities 2.9%		$27,174,201
(Cost $16,381,947)
South Korea 2.9%		27,174,201
Samsung Electronics Company, Ltd.	420,032	27,174,201

	Yield (%)	Shares	Value
Short-term investments 0.3%			$2,373,999
(Cost $2,373,999)
Short-term funds 0.3%			2,373,999
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(B)	2,373,999	2,373,999

Total investments (Cost $708,718,199) 99.5%	$931,930,512
Other assets and liabilities, net 0.5%	5,150,055
Total net assets 100.0%	$937,080,567

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-21.
The fund had the following sector composition as a percentage of net assets on 5-31-21:
Industrials	15.7%
Consumer staples	13.8%
Information technology	13.4%
Communication services	13.1%
Financials	13.1%
Health care	12.3%
Consumer discretionary	9.8%
Materials	5.6%
Energy	1.5%
Real estate	0.9%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	28,450,780	EUR	23,348,234	RBC	7/21/2021	—	$(48,756)
						—	$(48,756)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
RBC	Royal Bank of Canada
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
China	$9,687,467	$9,687,467	—	—
France	89,140,961	—	$89,140,961	—
Germany	12,001,225	—	12,001,225	—
Ireland	23,429,980	—	23,429,980	—
Japan	39,052,499	—	39,052,499	—
Netherlands	100,614,985	—	100,614,985	—
Switzerland	38,229,376	14,514,426	23,714,950	—
United Kingdom	78,482,943	—	78,482,943	—
United States	511,742,876	511,742,876	—	—
Preferred securities	27,174,201	—	27,174,201	—
Short-term investments	2,373,999	2,373,999	—	—
Total investments in securities	$931,930,512	$538,318,768	$393,611,744	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(48,756)	—	$(48,756)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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